INDEBTEDNESS - Perceptive Credit Facility (Details)				9 Months Ended		12 Months Ended
	Nov. 30, 2021 $ / shares shares	Jun. 11, 2021 $ / shares shares	Jun. 30, 2020 USD ($) warrant $ / shares shares	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 22, 2021 $ / shares
Debt Instrument [Line Items]
Embedded debt derivative			$ 675,000	$ 675,000	$ 675,000	$ 675,000	$ 0
Warrant liabilities				9,952,000		2,650,000	52,000
Proceeds from issuance of debt				$ 0	$ 31,000,000	$ 31,000,000	$ 12,510,000
Series C Preferred Stock
Debt Instrument [Line Items]
Number of common stock into which the class of warrant or right converted | shares			775,000
Additional warrants | warrant			2
Series C Preferred Stock, Warrant 1
Debt Instrument [Line Items]
Number of common stock into which the class of warrant or right converted | shares			50,000
Series C Preferred Stock, Warrant 2
Debt Instrument [Line Items]
Number of common stock into which the class of warrant or right converted | shares			50,000
Series D Preferred Stock
Debt Instrument [Line Items]
Number of common stock into which the class of warrant or right converted | shares			1,012,672
Warrants exercised (in shares) | shares		1,012,672
Exercise price (in dollars per share) | $ / shares		$ 5.51	$ 5.51
Warrant liabilities			$ 1,803,000
Series D Preferred Stock | Subsequent Event
Debt Instrument [Line Items]
Warrants exercised (in shares) | shares	1,012,672	1,012,672
Exercise price (in dollars per share) | $ / shares	$ 9.87	$ 5.51						$ 9.89
Series D-1 Preferred Stock
Debt Instrument [Line Items]
Number of common stock into which the class of warrant or right converted | shares			65,333
Line of Credit | Perceptive Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 50,000,000
Interest rate				12.00%		12.00%
Percentage of principal, payment			3.00%
Return on prepaid amount			1.5
Percentage of voting stock triggering repayment			35.00%
Issuance costs			$ 750,000
Minimum aggregate cash balance			5,000,000
Proceeds from issuance of debt				$ 28,500,000		$ 28,500,000
Debt fees and expenses				$ 1,500,000		$ 1,500,000
Line of Credit | Perceptive Credit Facility | Debt Covenant 1
Debt Instrument [Line Items]
Revenues for trailing 12-month period			83,409,000
Line of Credit | Perceptive Credit Facility | Debt Covenant 2
Debt Instrument [Line Items]
Revenues for trailing 12-month period			125,000,000
Line of Credit | Perceptive Credit Facility | Debt Covenant 3
Debt Instrument [Line Items]
Revenues for trailing 12-month period			$ 100,000,000
Line of Credit | Perceptive Credit Facility | LIBOR
Debt Instrument [Line Items]
Variable rate			11.00%
Floor rate			1.00%
Line of Credit | Debt, Tranche 1
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 30,000,000
Line of Credit | Debt, Tranche 2
Debt Instrument [Line Items]
Maximum borrowing capacity			10,000,000
Line of Credit | Debt, Tranche 3
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 10,000,000